Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2011
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000773757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 27, 2012
Prospectus Date	rr_ProspectusDate	Apr. 27, 2012
Supplement Text Block	columbia_SupplementTextBlock

COLUMBIA FUNDS SERIES TRUST I

Columbia Value and Restructuring Fund
(the "Fund")

Supplement dated April 27, 2012 to the
Fund's prospectuses dated August 1, 2011, as supplemented
(Replaces the supplement dated February 2, 2012)

(Columbia Value and Restructuring Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	columbia_SupplementTextBlock

Principal Investment Strategies.

Effective April 27, 2012, the first paragraph of the section of each prospectus for the Fund entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following disclosure:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Adviser), believes are undervalued and have the potential for long-term appreciation. In addition, under normal circumstances, the Fund invests at least 65% of its assets in common stocks of companies the Adviser believes will benefit from various types of restructuring efforts or industry consolidation. The Fund may invest in companies that have market capitalizations of any size.

Supplement - Text Block	columbia_SupplementTextBlock_02	Effective February 2, 2012, the fourth paragraph under the section of each prospectus for the Fund entitled "Principal Investment Strategies" is modified by adding the following factors:
Strategy Narrative - Text Block	columbia_SupplementTextBlock_01

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.